Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Subsidiaries and Other Related Parties
	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A. (1)	-	2,875
Others (1)	490	659
Total as of December 31, 2021	490	3,534

	Loans
	Assets	Liabilities
Química da Bahia Indústria e Comércio S.A. (1)	-	2,875
Routeasy Serviços de Assessoria Logística Ltda.(2)	2,334	-
Others (1)	490	836
Total as of December 31, 2020	2,824	3,711

(1)	Loans contracted have indefinite terms and do not contain remuneration clauses.
(2)	The loan contracted has a term of 36 months, can be extended by mutual agreement between the parties, being remunerated by the DI plus 3% p.a.

	Commercial transactions
	Receivables	Payables	Sales and services	Purchases
Refinaria de Petróleo Riograndense S.A.	-	90,761	-	619,785
União Vopak Armazéns Gerais Ltda.	57	-	1,402	-
Chevron (Thailand) Limited	204	-	675	1,072
Chevron Lubricants Lanka PLC	-	-	164	-
Chevron Lubricants Oils S.A.	319	-	786	-
Chevron Marine Products	3,663	-	24,583	-
Chevron Oronite Brasil LTDA.	-	53,378	78	150,878
Chevron Products Company	-	158,557	-	789,452
Chevron Belgium NV	-	821	-	7,520
Chevron Petroleum CO Colombia	214	-	392	-
Total as of December 31, 2021	4,457	303,517	28,080	1,568,707

	Commercial transactions
	Receivables	Right-of-use assets (1)	Payables	Leases payable (1)	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	-	-	1,772	-	471	19,077	-
Refinaria de Petróleo Riograndense S.A.	-	-	65,215	-	-	314,587	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	151	-	104	-	3,062	154	-
LA’7 Participações e Empreend. Imob. Ltda. (a)	-	8,635	-	8,044	-	-	1,613
Chevron (Thailand) Limited	166	-	6	-	-	759	-
Chevron Brasil Oleos Basicos LTDA	-	-	6	-	-	-	-
Chevron Latin America Marketing LLC	118	-	-	-	-	-	-
Chevron Lubricants Lanka PLC	3	-	-	-	-	-	-
Chevron Lubricants Oils S.A.	823	-	-	-	-	-	-
Chevron Marine Products	1,873	-	-	-	-	-	-
Chevron Oronite Brasil LTDA.	-	-	37,482	-	-	108,198	-
Chevron Products Company	-	-	87,754	-	-	247,578	-
Chevron Belgium NV	-	-	785	-	-	6,707	-
Chevron Petroleum CO Colombia	1	-	-	-	-	-	-
Total as of December 31, 2020	3,135	8,635	193,124	8,044	3,533	697,060	1,613

	Commercial transactions
	Receivables (1)	Payables (1)	Other payables	Sales and services	Purchases	Expenses
Oxicap Indústria de Gases Ltda.	-	1,545	-	1	18,565	-
Refinaria de Petróleo Riograndense S.A.	-	264,602	-	-	1,019,108	-
ConectCar Soluções de Mobilidade Eletrônica S.A.	739	113	-	7,385	121	-
LA’7 Participações e Empreend. Imob. Ltda. (a)	-	124	-	-	-	1,477
Chevron (Thailand) Limited	1,333	5,177	-	-	90,912	-
Chevron Brasil Oleos Basicos LTDA	-	-	6	-	6,336	-
Chevron Latin America Marketing LLC	86	6	-	13	506	-
Chevron Lubricants Lanka PLC	-	-	285	-	-	-
Chevron Lubricants Oils S.A.	58	-	-	42	-	-
Chevron Marine Products	506	-	-	104	-	-
Chevron Oronite Brasil LTDA.	1,193	-	-	345	-	-
Chevron Products Company	-	16,302	-	-	212,915	-
Chevron Belgium NV	-	2,119	-	-	15,019	-
Chevron Petroleum CO Colombia	-	-	7	30	-	-
Total as of December 31, 2019	3,915	289,988	298	7,920	1,363,482	1,477

(1)	Included in “right-of-use assets” and “leases payable”, respectively.
(a)	Refers to rental contracts of 15 drugstores owned by LA’7 as of December 31, 2020, a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.

Expenses for Compensation of its Key Executives

The expenses for compensation of its key executives (Company’s directors and executive officers) as shown below:

	2021	2020	2019
Short-term compensation	47,003	47,936	41,659
Stock compensation	15,778	4,786	9,881
Post-employment benefits	2,737	2,866	2,640
Termination benefits	5,637	-	-
Total	71,155	55,588	54,180

Shares Granted

The table below summarizes shares granted to the Company and its subsidiaries’ management:

Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
March 4, 2016	133,332	2022 to 2023	32.72	9,025	(8,440)	585
December 10, 2014	-	2021	25.32	19,557	(19,557)	-
March 5, 2014	-	2021	26.08	5,999	(5,999)	-
	133,332			34,581	(33,996)	585

Changes of Number of Shares Granted

The table below summarizes the changes of number of shares granted:

Balance on December 31, 2019	1,224,524
Cancellation of granted shares due to termination of executive employment	(200,000)
Shares vested and transferred	(322,264)
Balance on December 31, 2020	702,260
Shares vested and transferred	(448,930)
Reclassification to assets held for sale	(119,998)
Balance on December 31, 2021	133,332

Restricted Stock Program

The table below summarizes the restricted and performance stock programs:

Program	Grant date	Balance of number of shares granted	Vesting period	Market price of shares on the grant date (in R$ per share)	Total grant costs, including taxes	Accumulated recognized grant costs	Accumulated unrecognized grant costs
Restricted	October 1, 2017	240,000	2023	38.19	9,293	(9,293)	-
Restricted	November 8, 2017	4,596	2022	38.19	1,018	(994)	24
Restricted	April 4, 2018	31,220	2022 to 2023	34.35	3,013	(2,902)	111
Performance	April 4, 2018	5,550	2022 to 2023	34.35	356	(267)	89
Restricted	September 19, 2018	80,000	2024	19.58	1,020	(1,020)	-
Restricted	September 24, 2018	80,000	2024	18.40	3,170	(1,250)	1,920
Restricted	April 3, 2019	176,814	2022 to 2024	23.25	7,004	(5,479)	1,525
Performance	April 3, 2019	83,412	2022 to 2024	23.25	3,587	(2,212)	1,375
Restricted	September 2, 2019	440,000	2025	16.42	9,965	(3,875)	6,090
Restricted	April 1, 2020	290,082	2023 to 2025	12.53	5,668	(3,135)	2,533
Performance	April 1, 2020	238,188	2023 to 2025	12.53	5,494	(2,960)	2,534
Restricted	September 16, 2020	700,000	2026	23.03	13,259	(5,847)	7,412
Restricted	April 7, 2021	522,716	2024	20.85	17,985	(5,141)	12,844
Performance	April 7, 2021	522,716	2024	20.85	17,985	(5,141)	12,844
Restricted	September 22, 2021	1,000,000	2027	14.17	19,547	(1,087)	18,460
		4,415,294			118,364	(50,603)	67,761

Summarized Changes of Number of Restricted and Performance Shares Granted
Balance on December 31, 2019	1,738,660
Shares granted on April 1, 2020	877,788
Shares granted on September 16, 2020	700,000
Cancellation of granted shares due to termination of executive employment	(353,294)
Cancellation of performance shares	(52,992)
Balance on December 31, 2020	2,910,162
Shares granted on April 7, 2021	1,386,504
Shares granted on September 22, 2021	1,000,000
Performance shares (i)	(133,326)
Cancellation of granted shares due to termination of executive employment	(133,186)
Reclassification to assets held for sale	(614,860)
Balance on December 31, 2021	4,415,294